Fair Value of Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure Of Fair Value Of Financial Instruments [line items]
Decrease in non-interest revenue and trading revenue	$ (400)		$ (269)
Increase (decrease) other comprehensive income before tax	107		(91)
Fair value of notes on contractual maturity	15,136	$ 14,186
Notional amount of notes on contractual maturity	15,205	14,548
Unrealized gain (loss) due to change in credit spread	(224)
Unrealized gain (loss) in other comprehensive income due to change in credit spread	(148)
Unrealized gain (loss) in statement of income due to change in credit spread	(76)
Fair value of investment	12,280	11,611	11,261
Fair value of investment through profit loss decrease in non-interest revenue, insurance revenue	1,049	485	507
Fair value of investment in contract liabilities	889	800
Change in fair value of investment contract liabilities	37		(14)
Gain (loss) recorded in other comprehensive income due to changes in credit spread	1		(9)
Related to securities held by insurance subsidiaries [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Fair value of investment	9,603	$ 8,783
Unrealized gain loss through profit or loss from securities held by insurance subsidiary [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Fair value of investment through profit loss decrease in non-interest revenue, insurance revenue	256		$ (10)
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	1,704
Transfers out of Level 2 into Level 1 of fair value hierarchy	659
Trading securities [member] | Valued using models (with observable inputs) [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 2 into Level 3 of fair value hierarchy	19
Transfers out of Level 3 into Level 2 of fair value hierarchy	17
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	607
Transfers out of Level 2 into Level 1 of fair value hierarchy	1,111
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	323
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 104